Accounts Receivable from The State of Minas Gerais - Additional Information (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of accounts receivables [abstract]
Reimburse from minas gerais state government	R$ 281
Historical amount from minas gerais state government	239
Monetary adjustment from minas gerais state government	R$ 42
Payment description from Minas Gerais state government	12 consecutive monthly installments
Amounts Received from Minas Gerais state government	R$ 46
Remaining amounts receivable from Minas Gerais state government	R$ 235